Gemma License Agreement (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee receivable	$ 15,000
Non-refundable sublicense payments received		$ 13,750	$ 13,750	$ 8,226
Gemma License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee receivable		15,000	15,000
Payment received	5,000	7,500	7,500
Amount of license fee due and receivables	5,000
Proceeds from short term license fee		2,500
Long-term license fee due and receivables	5,000	5,000
Contingent proceeds upon completing certain business milestones	5,000
Maximum additional amount in development and commercial milestone payments receivable	$ 114,000
Amount of transition services payments		4,800	4,800
Transition service payments		1,500	1,500
Non-refundable sublicense payments received		$ 13,800	$ 13,800